Derivative liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities
4	Derivative liability

The Company has issued common stock purchase warrants. Based on the terms of certain of these warrants the Company determined that the warrants were a derivative liability which is recognized at fair value at the date of the transaction and re-measured at fair value each reporting period with the changes in fair value recorded in the condensed consolidated interim statement of operations.

The derivative liabilities balance was zero at March 31, 2020 and June 30, 2019. The derivative liabilities balance consisted of 2,180 agent warrants at March 31, 2020 and June 30, 2019.

Changes in the Company’s derivative liability are summarized as follows:

	Three months ended March 31,
	2020	2019
	$	$
Opening balance	—	76
Change in fair value of warrants	—	189

Closing balance	—	265
Less current portion	—	—

Long term portion	—	265

	Nine months ended March 31,
	2020	2019
	$	$
Opening balance	—	1,117
Change in fair value of warrants	—	(852)

Closing balance	—	265
Less current portion	—	—

Long term portion	—	265

4	Derivative liabilities

The Company has issued common stock purchase warrants. Based on the terms of certain of these warrants the Company determined that the warrants were derivative liabilities which are recognized at fair value at the date of the transaction and remeasured at fair value each reporting period with the changes in fair value recorded in the consolidated statement of operations and comprehensive loss.

2019 Investor Warrants

As part of the Company’s registered direct offering completed June 5, 2019 (note 5) the Company issued 760,500 share purchase warrants exercisable at a price of $3.10 until June 5, 2024 (the “2019 Investor Warrants”). The exercise price of the 2019 Investor Warrants is subject to adjustment in the event that the Company issues common stock at a price lower than the exercise price, subject to certain exceptions, prior to June 28, 2019. As a result, upon issuance on June 5, 2019, the Company has accounted for the 2019 Investor Warrants as a derivative liability. The change in fair value of the 2019 Investor Warrants from the date of issue until June 28, 2019 has been recorded in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2019. Upon expiry of the repricing feature on June 28, 2019, the fair value of the derivative liability at that time of $492,884 was reclassified to equity.

2013 Investor Warrants

During the quarter ended March 31, 2013 the Company issued an aggregate of 328,125 units at a purchase price of $32.00 per unit, for aggregate gross proceeds of $10,500,000. Each unit consisted of one share of common stock and one five-year warrant (the “2013 Investor Warrants”) to purchase one share of common stock at an initial exercise price of $32.00. The exercise price of the 2013 Investor Warrants was subject to adjustment in the event that the Company issued common stock at a price lower than the exercise price, subject to certain exceptions. The 2013 Investor Warrants expired on March 31, 2019.

2015 Agent Warrants

As part of the Company’s financing completed in a prior period, the Company issued warrants to purchase 2,180 shares of common stock to certain placement agents (“2015 Agent Warrants”) and recognized them as a derivative liability of $29,594 at the time of issuance. The 2015 Agent Warrants are exercisable at a per share price equal to $30.00 until July 15, 2020.

The Company’s derivative liabilities are summarized as follows:

	Years ended June 30,
	2019 $	2018 $
Opening balance	1,117	61,228
Issuance of 2019 Investor Warrants	925,270	—
Change in fair value of warrants	(433,503)	(60,111)
Reclassification of 2019 Investor Warrants to equity	492,884	—

Closing balance	—	1,117
Less current portion	—	—

Long-term portion	—	1,117

The derivative liabilities consist of the following warrants as at June 30, 2019 and 2018:

	Year ended June 30, 2019
	Number of warrants	$
2015 Agent warrants	2,180	—

Closing balance	2,180	—
Less current portion	—	—

Long-term portion	2,180	—

	Year ended June 30, 2018
	Number of warrants	$
Warrants issued for services	4,375	—
2015 Agent warrants	2,180	1,117

Closing balance	6,555	1,117
Less current portion	—	—

Long-term portion	6,555	1,117